Treasury shares (Tables)	12 Months Ended
Dec. 31, 2024
Treasury shares transaction [line items]
Schedule of Treasury Shares

	Number of shares 000s	£m

At 1 January 2022	1,864	15

Purchase of treasury shares	3,991	35

Release of treasury shares	(3,695)	(31)

At 31 December 2023	2,160	19

Purchase of treasury shares	3,273	33

Release of treasury shares	(4,754)	(45)

At 31 December 2024	679	7